Note 9 - Common Stock, Additional Paid-in Capital and Dividends (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended			7 Months Ended
		May 25, 2018 USD ($)	Mar. 26, 2018	Dec. 11, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares		Jun. 30, 2017 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares
Proceeds from Issuance of Common Stock						$ 2,531
Class of Warrant or Right, Exercised During Period | shares						0
Class of Warrant or Right, Outstanding | shares					1,976,389	1,976,389			1,976,389	1,976,389
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					8,794,933	8,794,933			8,794,933	2,134,501
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.56	$ 0.56			$ 0.56	$ 2.30
Dividends, Total						$ 0
Series C Convertible Preferred Stock [Member]
Convertible Preferred Stock, Conversion Price, Percentage of VWAP					75.00%	75.00%			75.00%
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares					$ 675,000	$ 675,000			$ 675,000
Series C Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares					$ 0.25	$ 0.25			$ 0.25
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares	[1]							3,485
Crede [Member]
Common Stock Equity Distribution Agreement, Shares Authorized for Issuance, Value				$ 25,000
Common Stock Purchase Agreement, Period of Shares Authorized for Issuance				2 years
Proceeds from Issuance of Common Stock									$ 14,810
Crede [Member] | Common Stock [Member]
Stock Issued During Period, Value, Payment for Commitment Fee				$ 500
Stock Issued During Period, Shares, New Issues | shares						8,050,000	[1]		8,050,000
Maxim [Member]
Common Stock Equity Distribution Agreement, Shares Authorized for Issuance, Value		$ 14,250
Proceeds from Issuance of Common Stock					$ 2,531
Common Stock Equity Distribution Agreement, Period of Shares Authorized for Issuance		1 year
Maxim [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares					2,254,348	2,254,348	[1]
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			10

[1]	Adjusted to reflect the reverse stock splits effected in March 2018 (see Note 9)